Accounts Payable	6 Months Ended
Jun. 30, 2024
Accounts Payable
Accounts Payable

8.  Accounts Payable

	June 30,	December 31,
	2024	2023

	(in US$’000)
Accounts payable	43,398	36,327

Substantially all accounts payable are denominated in RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.

An aging analysis based on the relevant invoice dates is as follows:

	June 30,	December 31,
	2024	2023

	(in US$’000)
Not later than 3 months	37,817	33,233
Between 3 months to 6 months	3,446	1,058
Between 6 months to 1 year	1,018	941
Later than 1 year	1,117	1,095
	43,398	36,327